Janus Henderson VIT Global Technology and Innovation Portfolio

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.0%
Aerospace & Defense – 0.3%
Axon Enterprise Inc*	13,923	$1,982,914
Diversified Consumer Services – 0.1%
Courser Inc*	23,053	1,037,385
Diversified Financial Services – 1.1%
Altimeter Growth Corp*	217,812	2,661,663
Dragoneer Growth Opportunities Corp*	3	31
Dragoneer Growth Opportunities Corp - Class A*,#	589,590	5,984,338
		8,646,032
Entertainment – 1.1%
Bilibili Inc - Class Z*	19,614	2,089,119
Netflix Inc*	7,774	4,055,385
Sea Ltd (ADR)*	12,510	2,792,607
		8,937,111
Equity Real Estate Investment Trusts (REITs) – 1.2%
Equinix Inc	13,999	9,513,580
Information Technology Services – 12.4%
Adyen NV (144A)*	1,778	3,968,555
Affirm Holdings Inc*	5,009	354,236
Mastercard Inc	103,424	36,824,115
Shopify Inc*	3,989	4,413,828
Snowflake Inc - Class A*	27,906	6,398,288
Twilio Inc*	27,259	9,288,777
Visa Inc	128,103	27,123,248
Wix.com Ltd*	37,151	10,373,302
		98,744,349
Interactive Media & Services – 11.6%
Alphabet Inc - Class C*	12,075	24,978,707
Facebook Inc*	131,270	38,662,953
Match Group Inc*	40,212	5,524,325
Snap Inc*	134,206	7,017,632
Tencent Holdings Ltd	172,000	13,496,617
Trustpilot AS (144A)*	102,521	374,484
Twitter Inc*	45,428	2,890,584
		92,945,302
Internet & Direct Marketing Retail – 8.5%
Amazon.com Inc*	12,420	38,428,474
Booking Holdings Inc*	2,448	5,703,448
Coupang Inc*,#	137,860	6,803,391
DoorDash Inc - Class A*	4,934	646,995
Meituan Dianping (144A)*	244,700	9,386,599
MercadoLibre Inc*	4,929	7,256,178
		68,225,085
Leisure Products – 0.3%
Peloton Interactive Inc - Class A*	23,684	2,663,029
Professional Services – 1.6%
CoStar Group Inc*	15,194	12,487,797
Road & Rail – 1.0%
Uber Technologies Inc*	146,524	7,987,023
Semiconductor & Semiconductor Equipment – 25.1%
Advanced Micro Devices Inc*	29,418	2,309,313
Analog Devices Inc	42,308	6,561,125
ASML Holding NV	61,316	37,171,670
KLA Corp	37,489	12,386,366
Lam Research Corp	41,346	24,610,793
Marvell Technology Group Ltd	61,344	3,004,629
Microchip Technology Inc	49,544	7,690,220
NVIDIA Corp	46,155	24,643,539
NXP Semiconductors NV	38,015	7,653,940
Taiwan Semiconductor Manufacturing Co Ltd	1,946,000	40,044,240
Texas Instruments Inc	151,521	28,635,954
Xilinx Inc	48,108	5,960,581
		200,672,370
Software – 28.3%
Adobe Inc*	67,808	32,233,889
Atlassian Corp PLC*	40,133	8,458,431
Autodesk Inc*	42,716	11,838,739
Avalara Inc*	39,325	5,247,135
Cadence Design Systems Inc*	117,869	16,146,874

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Ceridian HCM Holding Inc*	76,617	$6,456,515
DocuSign Inc*	9,509	1,925,097
Dynatrace Inc*	134,067	6,467,392
HubSpot Inc*	2,784	1,264,521
Microsoft Corp	330,367	77,890,628
Nice Ltd (ADR)*	24,721	5,388,436
Olo Inc - Class A*	37,429	987,751
Paylocity Holding Corp*	4,773	858,329
RingCentral Inc*	16,954	5,050,257
SailPoint Technologies Holding Inc*	61,814	3,130,261
Tuya Inc (ADR)*,#	56,689	1,198,405
Tyler Technologies Inc*	11,381	4,831,576
Unity Software Inc*	16,802	1,685,409
Workday Inc*	77,540	19,263,262
Zendesk Inc*	118,913	15,770,242
		226,093,149
Technology Hardware, Storage & Peripherals – 4.4%
Apple Inc	288,545	35,245,772
Total Common Stocks (cost $441,167,598)		775,180,898
Private Investment in Public Equity (PIPES)– 0.1%
Diversified Financial Services – 0.1%
Dragoneer Growth Opportunities Corp*,§((cost $1,123,630)	112,363	1,140,484
Preferred Stocks– 0.2%
Professional Services – 0.2%
Apartment List Inc PP¢,§	485,075	1,771,979
Software – 0%
Magic Leap Inc PP - Series D*,¢,§	58,710	0
Total Preferred Stocks (cost $3,357,149)		1,771,979
Warrants– 0%
Diversified Financial Services – 0%
Dragoneer Growth Opportunities Corp, expires 8/14/25*((cost $253,277)	117,918	187,490
Investment Companies– 2.8%
Money Markets – 2.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $22,083,089)	22,080,881	22,083,089
Investments Purchased with Cash Collateral from Securities Lending– 0.8%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	4,839,147	4,839,147
Time Deposits – 0.2%
Royal Bank of Canada, 0.0300%, 4/1/21	$1,209,787	1,209,787
Total Investments Purchased with Cash Collateral from Securities Lending (cost $6,048,934)		6,048,934
Total Investments (total cost $474,033,677) – 100.9%		806,412,874
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(7,355,526)
Net Assets – 100%		$799,057,348

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$653,197,012	81.0%
Taiwan	42,836,847	5.3
Netherlands	41,140,225	5.1
China	26,170,740	3.2
Israel	15,761,738	2.0
Australia	8,458,431	1.1
Argentina	7,256,178	0.9
South Korea	6,803,391	0.8
Canada	4,413,828	0.6
United Kingdom	374,484	0.0

Total	$806,412,874	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$4,310	$-	$-	$22,083,089
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	18,438∆	-	-	4,839,147
Total Affiliated Investments - 3.4%	$22,748	$-	$-	$26,922,236

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	21,692,904	57,236,923	(56,846,738)	22,083,089
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,018,507	15,237,460	(12,416,820)	4,839,147

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $13,729,638, which represents 1.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of March 31, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Apartment List Inc PP	11/2/20	$1,771,979	$1,771,979	0.2%
Dragoneer Growth Opportunities Corp	2/3/21	1,123,630	1,140,484	0.2
Magic Leap Inc PP - Series D	10/5/17	1,585,170	0	0.0
Total		$4,480,779	$2,912,463	0.4%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$775,180,898	$-	$-
Private Investment in Public Equity (PIPES)	-	1,140,484	-
Preferred Stocks	-	-	1,771,979
Warrants	187,490	-	-
Investment Companies	-	22,083,089	-
Investments Purchased with Cash Collateral from Securities Lending	-	6,048,934	-
Total Assets	$775,368,388	$29,272,507	$1,771,979

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2021.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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